Cash and cash equivalents - Additional Information (Detail) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Cash and cash equivalents	€ 44,585	€ 83,022	€ 24,652	€ 8,274
Renewed facility
Disclosure of detailed information about borrowings [line items]
Cash and cash equivalents	€ 39,000